Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies.
Schedule of future minimum rental payments for operating leases

(in thousands)
2021	$—
2022	889
2023	1,098
2024	1,131
2025	1,165
Thereafter	7,763
$12,046

The future minimum lease payments under the Company’s operating lease agreement as of December 31, 2019 are as follows:

(in thousands)
2020	$210
2021	215
2022	220
2023	226
2024	231
Thereafter	358
$1,460